CAPITAL AND RESERVES (Narrative) (Details)					1 Months Ended	12 Months Ended
	Oct. 25, 2024 shares	Oct. 10, 2024 shares	Sep. 24, 2024 shares	Jan. 31, 2024 shares	May 31, 2022 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Reclass on reduction of nominal value of shares | $						$ 0
Share issue related cost | $						46,000
Reserve of cash flow hedges | $						$ 23,000
Description of american depository share to class A ordinary shares ratio						the Company maintained the ADS ratio of 20:1 meaning, twenty (20) ‘A’ ordinary shares of the Company representing one (1) American Depository Share (ADS)
Other reserves [member]
Disclosure of classes of share capital [line items]
Reclass on reduction of nominal value of shares | $						$ 4,314,000
Share issue related cost | $						0
Novus Diagnostics Limited [Member]
Disclosure of classes of share capital [line items]
Percentage of equity acquired	12.50%
MiCo Ltd [Member]
Disclosure of classes of share capital [line items]
Amount of investment from MiCo | $					$ 45,200,000
Equity investment | $						$ 25,200,000
Maturity of unsecured junior convertible note					seven-year
Unsecured junior convertible note | $					$ 20,000,000
Maximum weighted average price of ADS | $ / shares					$ 16.2
Equity component of the convertible note | $					$ 6,700,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued						13,447,000	81,628,000
Proceeds from issue of ordinary shares | $						$ 550,000
Share issue related cost | $						40,000.00
Ordinary shares issued from exercise of employee share options								880,000
Treasury shares purchased							0	0
Class A Ordinary shares [Member] | Other reserves [member]
Disclosure of classes of share capital [line items]
Reclass on reduction of nominal value of shares | $						$ 4,300,000
Par value of share | $ / shares						$ 0.0109	$ 0.0001
Class A Ordinary shares [Member] | Chronomed, Inc [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued						1,566,000
Class A Ordinary shares [Member] | Waveform Technologies Inc [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued				36,000,000
Class A Ordinary shares [Member] | Metabolomic Diagnostics Limited [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued			5,406,000
Class A Ordinary shares [Member] | Craig Hallum [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued		13,000,000
Class A Ordinary shares [Member] | Native Design Limited [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued		7,237,000
Class A Ordinary shares [Member] | Epi Capture Limited [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued	34,612,000
Class A Ordinary shares [Member] | Novus Diagnostics Limited [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued	28,000,000
ADS Treasury shares [Member] | Chronomed, Inc [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued						78,000
ADS Treasury shares [Member] | Waveform Technologies Inc [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued				1,800,000
ADS Treasury shares [Member] | Metabolomic Diagnostics Limited [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued			270,000
ADS Treasury shares [Member] | Craig Hallum [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued		650,000
ADS Treasury shares [Member] | Native Design Limited [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued		362,000
ADS Treasury shares [Member] | Epi Capture Limited [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued	1,731,000
ADS Treasury shares [Member] | Novus Diagnostics Limited [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued	1,400,000